Organization and Principal Activities (Details) ¥ in Millions, $ in Millions	Aug. 14, 2020	Aug. 15, 2019	Dec. 31, 2020 shares	Nov. 30, 2020	Aug. 01, 2020	Dec. 31, 2019 shares	Dec. 02, 2019 USD ($)	Dec. 02, 2019 CNY (¥)
Organization and Principal Activities (Details) [Line Items]
HF capital management, description		HF Capital Management Delta, Inc. (“HF Capital”), a 6.25 % shareholder of Zhongchao Shanghai, planned to withdraw its equity interest in Zhongchao Shanghai (which is representative of 1,350,068 shares in Zhongchao Shanghai, among which 675,068 shares were issued by Zhongchao Shanghai and the remaining 675,000 shares were purchased from two existing shareholders), and to contribute the same amount of capital to Zhongchao Cayman directly. The Company and HF Capital entered into a certain warrant agreement to purchase ordinary shares of the Company, pursuant to which the Company granted a warrant to HF Capital, who expects to exercise the warrant and receive the ordinary shares of the Company before the effective date and closing of the offering because these conditions are considered to be administrative procedures and there is no uncertainties of going through them. The warrant entitled HF Capital to purchase 1,350,068 Class A Ordinary Shares, representing 6.25% economic beneficial interest, or 1.37% of the voting ownership interest of the Company as of December 31, 2019, or 5.42% economic beneficial interest, or 1.33% of the voting ownership interest
Amount of paid-in capital of HF capital							$ 2.9	¥ 20
Equity Interest Pledge Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest term	20 years
Master Exclusive Service Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Net profit percentage	100.00%
Shanghai Zhongxun [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage			100.00%	51.00%
Mr. Weiguang Yang [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage			19.00%
Beijing Zhongchao Yixin Management Consulting Partnership [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage			20.00%
LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage			10.00%
Mr.Yang [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage					76.40%
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares would not be issued (in Shares)			1,350,068			1,350,068
Ordinary shares outstanding (in Shares)			1,350,068			1,350,068